Fair Value of Financial Instruments not carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]	Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Jun 30, 2025 Dec 31, 2024 in € m. Carrying value Fair value Carrying value Fair value Financial assets: Cash and central bank balances 137,124 137,124 147,494 147,494 Interbank balances (w/o central banks) 6,766 6,766 6,160 6,160 Central bank funds sold and securities purchased under resale agreements 32,938 32,968 40,803 40,923 Securities borrowed 35 35 44 44 Loans 471,526 457,856 483,897 470,058 Other financial assets 147,761 146,735 92,572 91,214 Financial liabilities: Deposits 654,617 654,463 667,700 667,609 Central bank funds purchased and securities sold under repurchaseagreements 4,371 4,364 3,740 3,727 Securities loaned 2 2 2 2 Other short-term borrowings 18,090 18,104 9,895 9,903 Other financial liabilities 126,939 126,939 79,371 79,371 Long-term debt 113,531 113,178 114,899 114,496 Trust preferred securities 286 285 287 273 1 Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material accounting policies and critical accounting estimates” of the Group’s Annual Report 2024.